Loss per share - Summary of Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss attributable to the stockholders of the Group	$ (60,514)	$ (825)	$ (4,576)
Weighted average number of outstanding common shares (thousands)	181,554	168,350	155,692
Basic and diluted earnings loss per share	$ (0.333)	$ (0.005)	$ (0.029)